FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Outstanding cash flow hedge positions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	$ 297,947	$ 389,289
Assets	2,252
Liabilities		7,181
Changes in fair value used for calculating hedge ineffectiveness	2,252	7,181
Changes in fair value used for calculating hedge ineffectiveness	2,252	7,181
For continued hedges	2,252	7,181
For discontinued hedges	0	0
US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)		5,193
Assets		21
Changes in fair value used for calculating hedge ineffectiveness		21
Changes in fair value used for calculating hedge ineffectiveness		21
For continued hedges		21
For discontinued hedges		0
US Dollars to Canadian Dollars | Cross-currency interest rate swap instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	243,460	251,790
Assets		3,939
Liabilities	2,013
Changes in fair value used for calculating hedge ineffectiveness	(5,952)	(13,265)
Changes in fair value used for calculating hedge ineffectiveness	(5,952)	(13,265)
For continued hedges	2,013	3,939
For discontinued hedges	0	0
Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	72,864	155,877
Liabilities	1,915	5,016
Changes in fair value used for calculating hedge ineffectiveness	1,915	5,016
Changes in fair value used for calculating hedge ineffectiveness	1,915	5,016
For continued hedges	1,915	5,016
For discontinued hedges	0	0
Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)		3,043
Assets		128
Changes in fair value used for calculating hedge ineffectiveness		128
Changes in fair value used for calculating hedge ineffectiveness		128
For continued hedges		128
For discontinued hedges		0
US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	36,603	8,734
Assets		29
Liabilities	751
Changes in fair value used for calculating hedge ineffectiveness	751	29
Changes in fair value used for calculating hedge ineffectiveness	751	29
For continued hedges	751	29
For discontinued hedges	0	0
Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	1,058	622
Assets		6
Liabilities	26
Changes in fair value used for calculating hedge ineffectiveness	26	6
Changes in fair value used for calculating hedge ineffectiveness	26	6
For continued hedges	26	6
For discontinued hedges	0	0
US Dollars to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	15,285
Liabilities	455
Changes in fair value used for calculating hedge ineffectiveness	455
Changes in fair value used for calculating hedge ineffectiveness	455
For continued hedges	455
For discontinued hedges	0
Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)		9,415
Liabilities		271
Changes in fair value used for calculating hedge ineffectiveness		271
Changes in fair value used for calculating hedge ineffectiveness		271
For continued hedges		271
For discontinued hedges		0
Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	11,135	11,175
Assets		29
Liabilities	257
Changes in fair value used for calculating hedge ineffectiveness	257	29
Changes in fair value used for calculating hedge ineffectiveness	257	29
For continued hedges	257	29
For discontinued hedges	0	0
Canadian Dollars to Euros | Cross-currency interest rate swap instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	265,848	257,284
Liabilities	18,393	10,131
Changes in fair value used for calculating hedge ineffectiveness	(8,262)	3,970
Changes in fair value used for calculating hedge ineffectiveness	(8,262)	3,970
For continued hedges	18,393	10,131
For discontinued hedges	0	0
Variable Rate to Fixed Rate | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	150,000	300,000
Liabilities	1,384	6,534
Changes in fair value used for calculating hedge ineffectiveness	1,883	(7,732)
Changes in fair value used for calculating hedge ineffectiveness	1,883	(7,732)
For continued hedges	1,384	6,534
For discontinued hedges	$ 0	$ 0